PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
Property and equipment, net consist of the following:

	As of December 31,
	2014	2015
Cost:
Buildings	12,115	12,115
Leasehold improvements	4,916,270	5,354,550
Furniture, fixtures and equipment	742,682	838,380
Motor vehicles	820	820
	5,671,887	6,205,865
Less: Accumulated depreciation	(2,008,882)	(2,582,184)
	3,663,005	3,623,681
Construction in progress	244,338	182,205
Property and equipment, net	3,907,343	3,805,886